Stockholders' Equity - Schedule of Stock Option Activity (Details) (Lazy Days' R.V. Center, Inc.) - USD ($)		4 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017
Number of Options Granted		4,271,128
Weighted Average Exercise Price Granted		$ 11.10
Weighted Average Remaining Life In Years, Outstanding		4 years 8 months 26 days
Lazydays' RV Center Inc [Member]
Number of Options Outstanding, Beginning Balance			75,561
Number of Options Granted			283,333
Number of Options Forfeited			(75,561)
Number of Options Outstanding, Ending Balance			283,333
Number of Options, Exercisable, Ending Balance
Weighted Average Exercise Price Outstanding, Beginning Balance			$ 98.69
Weighted Average Exercise Price Granted			26.00
Weighted Average Exercise Price Forfeited			98.69
Weighted Average Exercise Price Outstanding, Ending Balance	[1]		22.77
Weighted Average Exercise Price Exercisable, Ending Balance
Weighted Average Remaining Life In Years, Outstanding			9 years 2 months 12 days
Weighted Average Remaining Life In Years, Exercisable			0 years
Aggregate Intrinsic Value, Outstanding
Aggregate Intrinsic Value, Exercisable

[1]	In April 2017, options for the purchase of 216,667 common shares were modified such that the exercise price was reduced from $26.00 per share to $21.77 per share (see Note 14), reducing the weighted average exercise price from $26.00 per share to $22.77 per share.